Segment reporting - Schedule of operations and other information about reportable segments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Revenue	R$ 959,680	R$ 807,577	R$ 756,715
Cost of services	(664,907)	(477,035)	(467,803)
Gross profit	294,773	330,542	288,912
CPaaS [member]
Segment reporting
Revenue	640,987	512,565	496,161
Cost of services	(474,597)	(318,303)	(335,888)
Gross profit	166,390	194,262	160,273
SaaS [member]
Segment reporting
Revenue	318,693	295,012	260,554
Cost of services	(190,310)	(158,732)	(131,915)
Gross profit	R$ 128,383	R$ 136,280	R$ 128,639